Stockholders' Deficit	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' DEFICIT

NOTE 5 – STOCKHOLDERS' DEFICIT

Authorized Capital Stock

Our authorized capital stock consists of 500,000,000 shares of common stock at a par value of $.001 per share and 2,000,000 shares of preferred stock at a par value of $.001 per share.

A certificate of amendment to increase our authorize common stock from 125,000,000 to 500,000,000 shares was filed and accepted and recorded by the Secretary of State of the State of Delaware on March 3, 2016.

On December 4, 2017 previous management entered into a financial services agreement with BMA Securities for which, on January 26, 2018, it issued 5,000,000 shares of stock valued at $150,000.

On January 24, 2018, we issued 1,242,710 shares of common stock in settlement of invoices valued at $38,524.26 with a vendor. This transaction was consummated by previous management to pay its attorney fees.

On April 12, 2018 the company received $120,000 from an individual based on a subscription agreement with the company for which the company issued 2,000,000 shares of its common stock.

On April 16, 2018 the company received $30,000 from an individual based on a subscription agreement with the company for which the company issued 500,000 shares of its common stock.

On April 17, 2018 the company received $100,000 from an individual based on a subscription agreement with the company for which the company issued 1,666,667 shares of its common stock.

On April 26, 2018 the company received $90,000 from an individual based on a subscription agreement with the company for which the company issued 1,500,000 shares of its common stock.

On May 4, 2018 the company received $30,000 from an individual based on a subscription agreement with the company for which the company issued 500,000 shares of its common stock.

On May 8, 2018 the company received $120,000 from an individual based on a subscription agreement with the company for which the company issued 2,000,000 shares of its common stock.

On May 14, 2018 the company received $30,000 from an individual based on a subscription agreement with the company for which the company issued 500,000 shares of its common stock.

On May 14, 2018 the company received $200,000 from an individual based on a subscription agreement with the company for which the company issued 3,333,333 shares of its common stock.

On May 15, 2018 the company received $30,000 from an individual based on a subscription agreement with the company for which the company issued 500,000 shares of its common stock.

On May 16, 2018 the company received $20,000 from an individual based on a subscription agreement with the company for which the company issued 333,333 shares of its common stock.

On May 25, 2018 the company received $600,000 from an individual based on a subscription agreement with the company for which the company issued 10,000,000 shares of its common stock.

On June 13, 2018 the company received $140,000 from an individual based on a subscription agreement with the company for which the company issued 2,333,333 shares of its common stock.

On September 20, 2018 the company received $120,000 from an individual based on a subscription agreement with the company for which the company issued 2,000,000 shares of its common stock.

On September 25, 2018 the company received a total of $60,000 from two individuals based on subscription agreements with the company for which the company issued 1,000,000 shares of its common stock.

On October 3, 2018 the company received $90,000 from an individual based on a subscription agreement with the company for which the company issued 1,500,000 shares of its common stock.

Effective October 19, 2018 the company received $20,000 and a note for $100,000 from an individual based on a subscription agreement with the company for which the company issued 2,000,000 shares of its common stock. The note is non-interest bearing and is to be paid in five monthly payments of $20,000 starting November 20, 2018 The balance of the note receivable at December 31, 2018 was $60,000. In the first three months of 2019, the remaining $60,000 was received.

On October 22, 2018 the company received $30,000 from an individual based on a subscription agreement with the company for which the company issued 500,000 shares of its common stock.

Effective October 30, 2018, AERG entered into a Mutual Release and Hold Harmless Agreement ("Agreement") with Gregory Fettig and Mr. Fettig's former law firm, Duff Bornsen and Fettig, LLP (collectively, the "Fettig Parties"). The Agreement resolves claims concerning the issuance of 5,000,000 shares of AERG common stock, par value $.001 per share, to the Fettig Parties as authorized by prior company director George Farley as compensation for legal services rendered to the company by the Fettig Parties valued at $5,000. The Agreement also resolves claims concerning unpaid invoices to AERG for legal services performed by the Fettig Parties. Pursuant to the Agreement, AERG paid the Fettig Parties an aggregate of $12,000, representing full satisfaction of fees for legal services of $9,825 plus additional consideration of $2,175. The Fettig Parties agreed to surrender to AERG the stock certificate representing the 5,000,000 shares. The Agreement also contains standard representations and warranties and mutual releases and indemnification provisions.

On November 1, 2018 the company received $120,000 from an individual based on a subscription agreement with the company for which the company issued 2,000,000 shares of its common stock.

On December 7, 2018 the company received $60,000 from an individual based on a subscription agreement with the company for which the company issued 1,000,000 shares of its common stock.

On December 21, 2018 the company received $60,000 from an individual based on a subscription agreement with the company for which the company issued 1,000,000 shares of its common stock.

On December 31, 2018 the company received $60,000 from an individual based on a subscription agreement with the company for which the company issued 1,000,000 shares of its common stock.

In January 2019, the company received $150,000 from 3 non-affiliated individuals based on subscription agreements with the company for which the company issued 2,500,000 shares of its common stock.

During the fourth quarter of 2019, the company received $904,000 from four non-affiliated individuals based on subscription agreements with the company for which the company issued 3,038,332 shares of its common stock.

In January 2020, the company received $603,000 from five non-affiliated individuals based on subscription agreements with the company for which the company issued 2,010,000 shares of its common stock.

In January 2020, the company received issued 25,000 shares in response to a non-affiliated warrant holder exercising a warrant.

In February 2020, the company received $510,000 from a non-affiliated individual based on a subscription agreement with the company for which the company issued 1,700,000 shares of its common stock.

Preferred Stock

As of December 31, 2019 and 2018 there were 13,602 and 13,602 shares of Series A Redeemable Convertible Preferred Stock (the "Series A Preferred Stock") outstanding, respectively. The company has not paid the dividends commencing with the quarterly dividend due August 1, 2013. Dividend arrearages as of December 31, 2018 including previously accrued dividends included in our balance sheet are approximately $221,000. Our Board of Directors suspended the declaration of the dividend, commencing with the dividend payable as of February 1, 2015 since we did not have a surplus (as such term is defined in the Delaware general corporation Law) as of December 31, 2014, until such time as we have a surplus or net profits for a fiscal year.

Our Series A Preferred Stock has a liquidation preference of $25.00 per Share. The Series A Preferred Stock bears dividends at the rate of 6.5% of the liquidation preference per share per annum, which accrues from the date of issuance, and is payable quarterly. Dividends may be paid in: (i) cash, (ii) shares of our common stock (valued for such purpose at 95% of the weighted average of the last sales prices of our common stock for each of the trading days in the ten trading day period ending on the third trading day prior to the applicable dividend payment date), provided that the issuance and/or resale of all such shares of our common stock are then covered by an effective registration statement and the company's common stock is listed on a U.S. national securities exchange or the Nasdaq Stock Market at the time of issuance or (iii) any combination of the foregoing. If the company fails to make a dividend payment within five business days following a dividend payment date, the dividend rate shall immediately and automatically increase by 1% from 6.5% of the liquidation preference per offered share of Series A preferred stock to 7.5% of such liquidation preference. If a payment default shall occur on two consecutive dividend payment dates, the dividend rate shall immediately and automatically increase to 10% of the liquidation preference for as long as such payment default continues and shall immediately and automatically return to the Initial dividend rate at such time as the payment default is no longer continuing.

Each share of Series A Preferred Stock is convertible at any time at the option of the holder into a number of shares of common stock equal to the liquidation preference (plus any unpaid dividends for periods prior to the dividend payment date immediately preceding the date of conversion by the holder) divided by the conversion price (initially $12.00 per share, subject to adjustment in the event of a stock dividend or split, reorganization, recapitalization or similar event.) If the closing sale price of the common stock is greater than 140% of the conversion price on 20 out of 30 trading days, the company may redeem the Series A Preferred Stock in whole or in part at any time through October 31, 2010, upon at least 30 days' notice, at a redemption price, payable in cash, equal to 100% of the liquidation preference of the shares to be redeemed, plus unpaid dividends thereon to, but excluding, the redemption date, subject to certain conditions. In addition, beginning November 1, 2010, the company may redeem the Series A Preferred Stock in whole or in part, upon at least 30 days' notice, at a redemption price, payable in cash, equal to 100% of the liquidation preference of the Series A Preferred Stock to be redeemed, plus unpaid dividends thereon to, but excluding, the redemption date, under certain conditions.

If a change of control occurs, each holder of shares of Series A Convertible Preferred Stock that are outstanding immediately prior to the change of control shall have the right to require the corporation to purchase, out of legally available funds, any outstanding shares of Series A Convertible Preferred Stock at the defined purchase price. The purchase price is defined as: per share of Preferred Stock, 101% of the liquidation preference thereof, plus all unpaid and accumulated dividends, if any, to the date of purchase thereof. The purchase price is payable, at the corporation's option, (x) in cash, (y) in shares of the common stock at a discount of 5% from the fair market value of Common Stock on the Purchase Date (i.e. valued at a 95% discount of the Common Stock on the Purchase Date), or (z) any combination thereof.

If the Corporation pays all or a portion of the Purchase Price in Common Stock, no fractional shares of Common Stock will be issued; instead, the company will round the applicable number of shares of Common Stock up to the nearest whole number of shares; provided that the Corporation may pay the Purchase Price (or a portion thereof), whether in cash or in shares of Common Stock, only if the Corporation has funds legally available for such payment and may pay the Purchase Price (or a portion thereof) in shares of its Common Stock only if (i) the Common Stock is listed on a U.S. national securities exchange or the Nasdaq Stock Market at the time of issuance and (ii) a shelf registration statement covering the issuance by the Corporation and/or resales of the Common Stock issuable as payment of the Purchase Price is effective on the Payment Date unless such shares are eligible for immediate resale in the public market by non-affiliates of the Corporation.

Dividends on our Preferred Stock are payable quarterly on the first day of February, May, August and November, in cash or shares of Common Stock, at our discretion.

In the fourth quarter of 2015, the company purchased 93,570 shares of its Series A Convertible Preferred Stock for approximately $58,000. The company cancelled the shares and returned them to unissued status. The company also reversed approximately $331,000 of accrued dividends payable.

Share-Based Payments

Effective November 12, 2018, the board of directors of Applied Energetics, Inc. adopted the 2018 Incentive Stock Plan. The plan provides for the allocation and issuance of stock, restricted stock purchase offers and options (both incentive stock options and non-qualified stock options) to officers, directors, employees and consultants of the company. The board reserved a total of 50,000,000 for possible issuance under the plan.

We have, from time to time, also granted non-plan options to certain officers, directors, employees and consultants. Total stock-based compensation expense for grants to officers, employees and consultants was approximately $2,549,000 and $381,000 for the years ended December 31, 2019 and 2018, respectively, which was charged to general and administrative expense.

There was no related income tax benefit recognized because our deferred tax assets are fully offset by a valuation allowance.

The following table sets forth information regarding awards under our 2018 Incentive Stock Plan:

As of December 31, 2019
	Share Grants Approved	Options Outstanding	Shares Available for Award
2018 Incentive Stock Plan	50,000,000	20,150,000	29,850,000
Total	50,000,000	20,150,000	29,850,000

We determine the fair value of option grant share-based awards at their grant date, using a Black-Scholes- Merton Option-Pricing Model applying the assumptions in the following table:

	For the year ended December 31,
	2019	2018
Expected life (years)	5.5 - 6.75	5.2 - 10
Dividend yield	0%	0%
Expected volatility	232%	80% - 275%
Risk free interest rates	2.47%	3.1% - 3.33%
Weighted average fair value of options at grant date	$0.3400	$0.0597

For the year ended December 31, 2019, 6,650,000 options to purchase stock were granted, 3,000,000 options to purchase stock were forfeited, additionally, no options to purchase stock were exercised or expired; no restricted stock purchase offers were granted, vested or forfeited. At December 31, 2019, options to purchase 31,400,000 shares of common stock were outstanding with a weighted average exercise price of $0.15 with a weighted average remaining contract term of approximately 6.6 years with an aggregate intrinsic value (amount by which Applied Energetics' closing stock price on the last trading day of the year exceeds the exercise price of the option) of $4,731,000. At December 31, 2019 options for 19,085,000 shares were exercisable. There was no activity of our restricted stock units and restricted stock grants for the years ended December 31, 2019 and 2018.

As of December 31, 2019, there was approximately $1,709,000 of unrecognized compensation cost related to unvested stock options granted and outstanding, net of estimated forfeitures. The cost is expected to be recognized on a weighted average basis over a period of approximately one year.

During the year ended December 31, 2019, the company received $2,150,000 in proceeds from the issuance of promissory notes payable ("Notes") with which the company also issued warrants to purchase 1,075,000 shares of the company's common stock, par value $0.001 per share at an exercise price of $0.07 per share for two years from the date of issuance. $1,150,000 of the Notes mature September 1, 2019 and $1,000,000 of the notes mature December 1, 2019. The notes bear interest of 10% payable at maturity. On maturity date, the company may elect to convert $850,000 of the balance of principal and interest due into shares of common stock at the conversion price of $0.10 a share.

Under an Asset Purchase Agreement, dated as of May 24, 2019, by and between the company and Applied Optical Sciences, Inc., an Arizona corporation which is majority owned by the holder of in excess of 10% of the company's common stock, we issued warrants to purchase 2,500,000 shares of the company's common stock, par value $0.001 per share at an exercise price of $0.06 per share for ten years from the date of issuance.

In the last quarter of the year ended December 31, 2019, we issued warrants to purchase 225,000 shares of the company's common stock, par value $0.001 per share at an exercise price of $0.07 per share for two years from the date of issuance.

We have entered into an Executive Employment Agreement ("Agreement") with Dr. Gregory J Quarles setting forth the terms of his service as Chief Executive Officer. The agreement calls for an option for 5,000,000 shares of our common stock at an exercise price of $0.35 per share. These options vest immediately with respect to 500,000 shares and in semi-annual installments with respect to the remaining 4,500,000 shares. The agreement also provides for Quarles to retain 2,000,000 options previously granted to him under a Consultant Stock Option Agreement in 2017, for his services on the Scientific Advisory Board, which are subject to vesting based on achievement of performance milestones. The agreement also provides for Dr. Quarles to forfeit 1,500,000 performance options previously granted to him under a Consultant Stock Option Agreement in 2017, for his services on the Scientific Advisory Board. Under the agreement, In the event of a termination of the agreement by Quarles with Good Reason, or by us without cause, any unvested options will vest upon such termination.

In April 2019, 150,000 options were grated with an exercise price of $0.35 and a vesting schedule of 25% on the six-month anniversary of the issuance of the option and 25% each of the following six-month anniversaries. Also 1,500,000 options were granted with an exercise price of $0.369 and a vesting schedule of 1/3 on each of the three succeeding anniversary of the issuance of the option. 1,500,000 performance options previously granted to under a Consultant Stock Option Agreement in 2017, for services on the Scientific Advisory Board were forfeited.

For the year ended December 31, 2018, 13,750,000 options to purchase stock were granted, additionally, no options to purchase stock were exercised, expired or forfeited; no restricted stock purchase offers were granted, vested or forfeited. At December 31, 2018, options to purchase 27,750,000 shares of common stock were outstanding with a weighted average exercise price of $0.1037 with a weighted average remaining contract term of approximately 6.5 years with an aggregate intrinsic value of $-0-. At December 31, 2018 options for 9,712,500 shares were exercisable.

As of December 31, 2018, there was approximately $536,000 of unrecognized compensation cost related to unvested stock options granted and outstanding, net of estimated forfeitures. The cost is expected to be recognized on a weighted average basis over a period of approximately one and a half years.

On November 1, 2018, a non-plan option for 250,000 shares was granted to a vendor with an exercise price of $0.13 with 62,500 vested on the date of option and an additional 62,500 vesting on the last day of each 90-day period following the date of option.

On November 12, 2018 13,500,000 options were grated with an exercise price of $0.07 and a vesting schedule of 36% on grant date and 4% each month to February 2020. Of the 13,500,000 options granted, 5,000,000 each were granted to Messrs. Bradford T. Adamczyk and Jonathan R. Barcklow, an option for 2,500,000 was granted to Mr. John E. Schultz Jr, and an option for 1,000,000 was granted to an independent consultant.

The fair value of restricted stock and restricted stock units was estimated using the closing price of our common stock on the date of award and fully recognized upon vesting.

The following table summarizes the activity of our stock options for the years ended December 31, 2019, and 2018:

	Shares	Weighted Average Exercise Price

Outstanding at December 31, 2017	14,000,000	$0.1357
Granted	13,750,000	$0.0711
Exercised	-	$-
Forfeited or expired	-	$-
Outstanding at December 31, 2018	27,750,000	$0.1037
Granted	6,650,000	$0.3543
Exercised	-	$-
Forfeited or expired	(3,000,000)	$0.2500
Outstanding at December 31, 2019	31,400,000	$0.1428
Exercisable at December 31, 2019	19,085,000	$0.0616

As of December 31, 2019 and December 31, 2018 there was no unrecognized stock-based compensation related to unvested restricted stock, net of estimated forfeitures.